Condensed financial information of the parent company - Parent Company Balance sheets (Parenthetical) (Details) - $ / shares		1 Months Ended	12 Months Ended
	Apr. 20, 2020	Aug. 31, 2019	Sep. 30, 2022	Sep. 30, 2021	Sep. 27, 2022	Jul. 31, 2019	Nov. 23, 2018
Condensed financial information of the parent company
Ordinary shares, par value	$ 0	$ 0				$ 1.00	$ 1.00
Ordinary shares, authorized	Unlimited	Unlimited
Ordinary shares, issued	10,000,000						50,000
Ordinary shares, outstanding	10,000,000
Class A ordinary share
Condensed financial information of the parent company
Ordinary shares, par value			$ 0	$ 0	$ 0
Ordinary shares, authorized			Unlimited	Unlimited
Ordinary shares, issued			20,062,658	16,738,307
Ordinary shares, outstanding			20,062,658	16,738,307
Class B ordinary share
Condensed financial information of the parent company
Ordinary shares, par value			$ 0	$ 0
Ordinary shares, authorized			Unlimited	Unlimited
Ordinary shares, issued			3,020,969	3,580,969
Ordinary shares, outstanding			3,020,969	3,580,969
Parent Company | Class A ordinary share
Condensed financial information of the parent company
Ordinary shares, par value			$ 0	$ 0
Ordinary shares, authorized			Unlimited	Unlimited
Ordinary shares, issued			20,062,658	16,738,307
Ordinary shares, outstanding			20,062,658	16,738,307
Parent Company | Class B ordinary share
Condensed financial information of the parent company
Ordinary shares, par value			$ 0	$ 0
Ordinary shares, authorized			Unlimited	Unlimited
Ordinary shares, issued			3,020,969	3,580,969
Ordinary shares, outstanding			3,020,969	3,580,969